Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	June 30, 2024	December 31, 2023
	(Unaudited)
Trade accounts receivable from third-part customers	$2,742,403	$3,208,916
Less: allowances for doubtful accounts	(2,105,670)	(2,146,679)
Total accounts receivable from third-party customers, net	636,733	1,062,237
Add: accounts receivable, net, related parties	105,694	108,188
Accounts receivable, net	$742,427	$1,170,425

Schedule of Allowance for Credit Losses	Allowance for credit losses movement is as follows:
	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2023
	(Unaudited)	(Unaudited)
Beginning balance	$2,146,679	$2,460,037	$1,771,761
Provision for credit losses	150,732	1,193,688	433,867
Recovery	-	(423,898)	(7,061)
Written off	(142,191	-	-
Foreign exchange translation	(49,551	(332,092)	(51,888)
Ending balance	$2,105,670	$2,897,735	$2,146,679